Adjusting Items Included In Profit From Operations - Ongoing Impairment Review of Assets - Additional Information (Details)	6 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Percentage of reduction in cashflow	66.00%
Adjustment to pre-tax discount rate basis	70 bps